Consolidated Statement of Cash Flows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Receipts from customers	$ 17,664	$ 237	$ 333
Interest received	164	246	242
Government grants	4,121	4,112	6,274
Receipts of CRO prepayment		109	791
Payments to suppliers and employees	(16,092)	(14,498)	(15,944)
Net cash provided by/(used in) operating activities	5,857	(9,794)	(8,304)
Cash flows from investing activities
Payments for plant and equipment	(576)	(83)	(171)
Proceeds from disposal of plant and equipment	6	2
Security deposit			(131)
Clinical trial deposit		(66)
Net cash used in investing activities	(570)	(147)	(302)
Cash flows from financing activities
Proceeds from issue of shares		8,820	8,072
IPO and share issue transaction costs		(313)	(133)
Net cash from financing activities		8,507	7,939
Net increase/(decrease) in cash and cash equivalents	5,287	(1,434)	(667)
Cash and cash equivalents at the beginning of the financial year	16,085	17,375	18,230
Effects of exchange rate changes on cash and cash equivalents	1,039	144	(188)
Cash and cash equivalents at the end of the financial year	$ 22,411	$ 16,085	$ 17,375